RESULTS FOR THE YEAR - NET SALES AND REBATES - Gross-To-Net Sales Reconciliation (Details) - DKK DKK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross sales	DKK 216,174	DKK 198,924	DKK 182,779
Total gross-to-net sales adjustments	(104,478)	(87,144)	(74,852)
Net sales	111,696	111,780	107,927
US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	55,831	57,194	54,939
Non-US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	53,687	52,538	51,071
US Managed Care and Medicare | US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(53,077)	(40,874)	(33,235)
US wholesaler charge-backs | US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(28,324)	(25,416)	(22,030)
US Medicaid rebates | US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(12,491)	(10,862)	(9,838)
Other | US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(5,771)	(5,147)	(4,685)
Other | Non-US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	DKK (4,815)	DKK (4,845)	DKK (5,064)